Subsequent Event (Detail) (USD $)	12 Months Ended	0 Months Ended		85 Months Ended
	Dec. 31, 2014	Feb. 15, 2015	Mar. 06, 2015	Dec. 31, 2014	Jan. 12, 2015	Jan. 20, 2015	Feb. 11, 2015
Merger and Private Financing
Subsequent Event [Line Items]
Business acquisition, voting rights percentage acquired	100.00%			100.00%
Note Purchase Agreement and Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note, maturity date description	The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Janssen License Agreement | Convertible Debt Securities [Member]
Subsequent Event [Line Items]
Convertible promissory note, maturity date description	The earliest to occur of (i) May 31, 2016, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
February 2015 Note Holders
Subsequent Event [Line Items]
Convertible promissory note, maturity date description	The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Subsequent Event | University of Michigan Sponsored Research Agreement [Member]
Subsequent Event [Line Items]
Sponsor of research over three- year		$ 2,725,000
Sponsored research agreement period		3 years
Sponsored research amount, expensed as incurred		2,000,000
Subsequent Event | Merger and Private Financing
Subsequent Event [Line Items]
Shares sold to investors			16,561,396
Shares sold to investors, share price			$ 3.16
Sale of stock, gross proceeds			52,334,011
Convertible promissory note, principal amount converted			7,500,000
Accrued interest converted			114,849
Debt instrument conversion, shares issued			2,409,740
Subsequent Event | Merger and Private Financing | Common Stock [Member]
Subsequent Event [Line Items]
Merger agreement, terms			Each share of common stock of the Company outstanding immediately prior to the Effective Time was exchanged for one-half (0.5) of a share of common stock of Parent.
Shares of the Company common stock issued upon exchange pursuant to merger agreement			14,508,177
Subsequent Event | Merger and Private Financing | 2014 Plan
Subsequent Event [Line Items]
Options to purchase shares outstanding			0
Subsequent Event | Note Purchase Agreement and Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note					3,000,000
Convertible promissory note, interest rate					8.00%
Subsequent Event | Janssen License Agreement | Convertible Debt Securities [Member]
Subsequent Event [Line Items]
Convertible promissory note						1,000,000
Convertible promissory note, interest rate						8.00%
Subsequent Event | February 2015 Note Holders
Subsequent Event [Line Items]
Convertible promissory note							1,000,000
Convertible promissory note, interest rate							8.00%
Zeta Acquisition Corp III
Subsequent Event [Line Items]
Sale of stock, gross proceeds				50,000
Stockholder advanced payment	15,000			$ 15,000
Interest rate	6.00%